Tax - Schedule of Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax and Social Contribution [Abstract]
Profit before income tax		R$ 268,398		R$ 106,058	R$ 490,112	R$ 182,674
Income tax and social contribution	[1]	(120,780)		(47,726)	(220,551)	(82,203)
(Additions) exclusions		121,410		61,931	151,204	107,887
Effect of different tax rates – subsidiaries		3,378		11,207	13,389	27,903
Compensation of previously unrecognized deductible temporary differences		6,881		(5,338)	7,265	(1,461)
Compensation of previously unrecognized tax losses	[2]	27,254		22,580	27,254	26,615
R&D Tax incentives	[3]	79,356		63,873	79,356	64,812
Others		4,541		(30,391)	23,940	(9,982)
Total income tax and social contribution		630		14,205	(69,347)	25,685
Current taxes		(116,629)		(265,835)	(316,546)	(453,379)
Deferred taxes		R$ 117,259		R$ 280,040	R$ 247,199	R$ 479,064
Effective rate (%)		0.00%	[3]	13.00%	14.00%	14.00%

[1]	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil. All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.
[2]	Picpay Instituição de Pagamento recognized additional DTA on tax loss carryforward due to the reduction of income tax and social contribution in the FY 2025 by P&D tax incentive.
[3]	On June 30, 2026 the subsidiaries Instituição de Pagamento and Bank recognized P&D tax incentives related to FY 2025, which reduced the effective tax rate to zero in the second quarter.